Investments in associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments in associates
Balances at the beginning of the year	$ 11,746	$ 11,992
Share of income/(loss) in associates (Note 10)	31,083	(996)	$ 7,108
Contributions	712	666
Others	(278)	65
Translation differences	81	19
Balances at the end of the year	$ 43,344	$ 11,746	$ 11,992